UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Intermediate Income Trust

1/31/08
Quarterly portfolio holdings

M F S
INVESTMENT MANAGEMENT

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08

Issuer	Shares/Par		Value ($)
Bonds – 98.7%
Agency - Other – 0.0%
Small Business Administration, 7.64%, 2010		$355,791	$373,555

Asset Backed & Securitized – 0.9%
Commercial Mortgage Acceptance Corp., FRN, 1.101%, 2030 (i)		$41,352,754	$1,168,736
Falcon Franchise Loan LLC, FRN, 3.388%, 2023 (i)(n)		11,935,469	1,068,131
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.541%, 2043		4,380,726	3,969,400
Multi-Family Capital Access One, Inc., 6.65%, 2024		1,268,670	1,278,448

			$7,484,715

Conglomerates – 0.3%
Textron Financial Corp., 5.125%, 2010		$2,600,000	$2,673,642

Emerging Market Quasi-Sovereign – 0.4%
OAO Gazprom, 7.288%, 2037 (n)		$200,000	$196,760
Pemex Project Funding Master Trust, 9.375%, 2008		1,170,000	1,222,650
Petronas Capital Ltd., 7.875%, 2022		1,158,000	1,457,366

			$2,876,776

Emerging Market Sovereign – 1.3%
Federative Republic of Brazil, 8%, 2018		$183,000	$206,790
Republic of Argentina, FRN, 5.389%, 2012		1,380,625	1,211,516
Republic of Panama, 9.375%, 2029		1,486,000	1,961,520
State of Israel, 5.125%, 2014		5,000,000	5,186,850
United Mexican States, 8.3%, 2031		279,000	353,214
United Mexican States, 6.75%, 2034		1,976,000	2,141,984

			$11,061,874

Financial Institutions – 0.3%
American Express Centurion Bank, 5.2%, 2010		$2,510,000	$2,577,958

Food & Beverages – 1.3%
Cadbury Schweppes PLC, 3.875%, 2008 (n)		$4,505,000	$4,516,290
Diageo Capital PLC, 5.125%, 2012		3,900,000	3,985,355
Kellogg Co., 5.125%, 2012		1,910,000	1,972,877

			$10,474,522

International Market Quasi-Sovereign – 14.5%
Canada Housing Trust, 4.6%, 2011	CAD	3,148,000	$3,225,097
Development Bank of Japan, 1.4%, 2012	JPY	1,471,000,000	14,068,070
Development Bank of Japan, 1.6%, 2014	JPY	730,000,000	7,082,166
Eksportfinans A.S.A., 5.125%, 2011		$3,780,000	4,013,343
Eksportfinans A.S.A., 1.6%, 2014	JPY	500,000,000	4,821,474
Japan Finance Corp. for Municipal Enterprises, 1.55%, 2012	JPY	1,523,000,000	14,714,272
Japan Finance Corp. for Municipal Enterprises, 2%, 2016	JPY	2,520,000,000	25,086,869
KfW Bankengruppe, 5.25%, 2009		$7,470,000	7,707,456
KfW Bankengruppe, 4.875%, 2009		2,800,000	2,899,932
KfW Bankengruppe, 1.35%, 2014	JPY	1,292,000,000	12,308,403
KfW International Finance, Inc., 4.625%, 2008		$3,525,000	3,561,276
Landwirtschaftliche Rentenbank, 5.25%, 2012		8,360,000	9,038,807
Province of Ontario, 5%, 2011		5,000,000	5,310,425
Province of Ontario, 4.75%, 2016		6,000,000	6,330,720

			$120,168,310

International Market Sovereign – 20.2%
Federal Republic of Germany, 3.75%, 2015	EUR	9,517,000	$14,160,615
Government of Canada, 4.5%, 2015	CAD	4,214,000	4,393,464
Government of Canada, 5.75%, 2033	CAD	704,000	867,195
Kingdom of Denmark, 4%, 2015	DKK	42,576,000	8,528,135

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Sovereign – continued
Kingdom of Netherlands, 3.75%, 2014	EUR	3,250,000	$4,835,912
Kingdom of Spain, 5.35%, 2011	EUR	9,594,000	15,116,035
Kingdom of Sweden, 4.5%, 2015	SEK	9,300,000	1,521,717
Republic of Austria, 4.65%, 2018	EUR	11,660,000	18,173,409
Republic of France, 4.75%, 2012	EUR	5,214,000	8,121,558
Republic of France, 5%, 2016	EUR	17,548,000	28,053,575
Republic of Ireland, 4.6%, 2016	EUR	17,379,000	26,951,883
United Kingdom Treasury, 5%, 2012	GBP	9,457,000	19,337,260
United Kingdom Treasury, 8%, 2015	GBP	7,242,000	17,700,601

			$167,761,359

Machinery & Tools – 0.1%
Atlas Copco AB, 5.6%, 2017 (n)		$510,000	$517,855

Major Banks – 0.3%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$2,000,000	$1,622,560
SG Capital Trust I, 7.875% to 2010, FRN to 2049	EUR	375,000	576,507

			$2,199,067

Mortgage Backed – 18.7%
Fannie Mae, 5.78%, 2008		$2,774,615	$2,779,323
Fannie Mae, 4.56%, 2010		1,403,556	1,412,850
Fannie Mae, 6.022%, 2010		6,800,000	7,208,553
Fannie Mae, 4.507%, 2011		6,778,184	7,044,567
Fannie Mae, 4.845%, 2013		2,047,393	2,094,821
Fannie Mae, 4.666%, 2014		3,177,648	3,213,560
Fannie Mae, 4.839%, 2014		3,770,658	3,852,449
Fannie Mae, 5.412%, 2014		1,965,952	2,061,755
Fannie Mae, 4.62%, 2015		957,021	968,964
Fannie Mae, 4.925%, 2015		2,133,024	2,177,153
Fannie Mae, 4%, 2016		3,663,132	3,664,920
Fannie Mae, 5.395%, 2016		1,371,219	1,424,823
Fannie Mae, 5.423%, 2016		2,444,269	2,555,321
Fannie Mae, 6%, 2016 - 2034		11,992,818	12,342,439
Fannie Mae, 5.32%, 2017		1,043,264	1,076,807
Fannie Mae, 5.5%, 2017 - 2035		22,539,421	22,953,871
Fannie Mae, 5%, 2018 - 2025		10,899,333	11,065,333
Fannie Mae, 4.5%, 2019		8,518,954	8,542,399
Fannie Mae, 6.5%, 2031		5,534,488	5,861,908
Freddie Mac, 5.5%, 2017 - 2026		16,248,763	16,645,407
Freddie Mac, 6%, 2017 - 2034		2,485,024	2,567,727
Freddie Mac, 5%, 2019 - 2027		29,904,193	30,243,415
Freddie Mac, 3%, 2021		282,435	282,104
Freddie Mac, 4%, 2024		1,483,010	1,487,389
Ginnie Mae, 6%, 2033		1,954,414	2,021,443

			$155,549,301

Other Banks & Diversified Financials – 0.2%
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049		$2,000,000	$1,925,908

Supranational – 2.5%
Central American Bank, 4.875%, 2012 (n)		$3,000,000	$3,068,781
Corporacion Andina de Fomento, 6.875%, 2012		6,000,000	6,436,686
Corporacion Andina de Fomento, 5.2%, 2013		3,000,000	3,012,570
Inter-American Development Bank, 8.875%, 2009		2,220,000	2,395,253
Inter-American Development Bank, 4.75%, 2012		5,640,000	5,983,955

			$20,897,245

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies – 15.1%
Aid-Egypt, 4.45%, 2015	3,963,000	$4,137,055
Fannie Mae, 4.25%, 2009	5,000,000	5,101,445
Fannie Mae, 6.375%, 2009	7,000,000	7,346,948
Farmer Mac, 5.5%, 2011 (n)	6,070,000	6,553,949
Federal Home Loan Bank, 5%, 2008	17,000,000	17,157,641
Freddie Mac, 4.125%, 2010	18,994,000	19,568,796
Freddie Mac, 6.875%, 2010	6,337,000	6,961,340
Freddie Mac, 4.625%, 2012	19,240,000	20,289,253
Small Business Administration, 5.34%, 2021	5,014,255	5,211,157
Small Business Administration, 6.34%, 2021	1,950,040	2,071,759
Small Business Administration, 6.35%, 2021	2,809,040	2,982,889
Small Business Administration, 6.44%, 2021	1,762,973	1,878,284
Small Business Administration, 6.625%, 2021	2,312,094	2,503,166
Small Business Administration, 4.93%, 2024	2,040,498	2,096,801
Small Business Administration, 5.36%, 2025	2,430,476	2,537,324
Small Business Administration, 5.39%, 2025	1,742,455	1,820,748
U.S. Department of Housing & Urban Development, 5.53%, 2008	11,000,000	11,148,093
U.S. Department of Housing & Urban Development, 7.198%, 2009	6,000,000	6,400,536

		$125,767,184

U.S. Treasury Obligations – 22.2%
U.S. Treasury Bonds, 11.25%, 2015	$7,000,000	$10,466,638
U.S. Treasury Bonds, 10.625%, 2015	7,000,000	10,352,888
U.S. Treasury Bonds, 7.25%, 2016	19,000,000	24,000,857
U.S. Treasury Bonds, 7.5%, 2016	7,200,000	9,287,438
U.S. Treasury Notes, 6.5%, 2010 (f)	4,500,000	4,885,664
U.S. Treasury Notes, 4.25%, 2010	15,400,000	16,218,125
U.S. Treasury Notes, 4.75%, 2012	20,000,000	21,626,560
U.S. Treasury Notes, 12%, 2013	30,000,000	31,514,070
U.S. Treasury Notes, 4.75%, 2014	3,770,000	4,126,088
U.S. Treasury Notes, 4.5%, 2015	15,000,000	16,098,045
U.S. Treasury Notes, 9.875%, 2015	25,000,000	35,896,479

		$184,472,852

Utilities - Electric Power – 0.4%
HQI Transelec Chile S.A., 7.875%, 2011	$2,926,000	$3,130,489

Total Bonds		$819,912,612

Short-Term Obligations – 0.3% (y)
General Electric Capital Corp., 3.02%, due 2/01/08	$2,887,000	$2,887,000

Total Investments (k)		$822,799,612

Other Assets, Less Liabilities – 1.0%		8,137,316

Net Assets – 100.0%		$830,936,928

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(k)	As of January 31, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $817,632,965 and 99.37% of market value. An independent pricing service provided an evaluated bid for 99.19% of the market value.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $15,921,766, representing 1.9% of net assets.

(y)	The rate shown represents an annualized yield at time of purchase.

MFS Intermediate Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/08 - continued

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Intermediate Income Trust

Supplemental Information (Unaudited) 1/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$794,358,245

Gross unrealized appreciation	$42,238,491
Gross unrealized depreciation	(13,797,124)

Net unrealized appreciation (depreciation)	$28,441,367

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments

Forward Foreign Currency Exchange Contracts at 1/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	CAD	7,561,142	3/07/08	$7,662,673	$7,523,858	$138,815
BUY	EUR	8,034,453	2/05/08 - 3/17/08	11,812,507	11,946,857	134,350
SELL	EUR	68,614,717	3/17/08	102,057,530	101,948,665	108,865
BUY	GBP	1,581,908	2/05/08	3,144,644	3,147,134	2,490
SELL	GBP	13,416,805	2/14/08	26,987,588	26,677,743	309,845
SELL	SEK	7,953,972	4/15/08	1,255,738	1,247,863	7,875

						$702,240

Depreciation
SELL	CAD	1,059,061	3/07/08	$1,028,145	$1,053,839	$(25,694)
SELL	DKK	42,372,864	2/07/08	8,303,049	8,456,356	(153,307)
SELL	EUR	16,421,482	2/05/08 - 3/17/08	24,075,741	24,402,884	(327,143)
SELL	GBP	6,320,094	2/05/08 - 4/04/08	12,477,084	12,556,865	(79,781)
SELL	JPY	8,150,896,232	4/15/08	75,152,906	76,963,044	(1,810,138)
SELL	SEK	1,582,185	4/15/08	245,650	248,222	(2,572)

						$(2,398,635)

Futures contracts outstanding at 1/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 10 yr (Long)	190	22,176,562	Mar-08	$244,491

Swap Agreements at 1/31/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
9/20/12	USD	3,210,000	JPMorgan Chase Bank	0.36% (fixed rate)	(1)	$(20,806)

(1)	Fund to pay notional amount upon a defined credit event by Fannie Mae, 5.5%, 6/09/33.

At January 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS Intermediate Income Trust - continued

Supplemental Information (Unaudited) 1/31/08

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of January 31, 2008, are as follows:

United States	61.7%
Japan	7.4%
Germany	6.0%
United Kingdom	5.6%
France	4.5%
Ireland	3.4%
Canada	2.4%
Austria	2.2%
Spain	1.8%
Other Countries	5.0%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 17, 2008

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2008

*	Print name and title of each signing officer under his or her signature.